Discontinued Operations And Disposals (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 18, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposals [Line Items]
Percentage of membership	100.00%
Interest expenses		$ 136,402	$ 164,500	$ 711,291	$ 658,000
Membership interests value	$ 9,000,000
Subsequent Event [Member]
Discontinued Operations and Disposals [Line Items]
Percentage of membership	100.00%
Interest expenses	$ 9,000,000